FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 406,636	$ 438,802
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	187,068	234,308
Trade receivables, net
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	217,960	201,973
Other receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	870	1,996
Long term deposit
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 738	$ 525